                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21897

                                The Roxbury Funds
               (Exact name of registrant as specified in charter)

                          6001 Shady Oak Road Suite 200
                              Minnetonka, MN 55343
               (Address of principal executive offices) (Zip code)

                                  Lance Simpson
                         Roxbury Capital Management, LLC
                          6001 Shady Oak Road Suite 200
                              Minnetonka, MN 55343
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                           One Logan Square, Ste. 2000
                           Philadelphia, PA 19103-6996

       Registrant's telephone number, including area code: (952) 230-6140

                        Date of fiscal year end: June 30

                     Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                            (THE ROXBURY FUNDS LOGO)
                DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)

                                 ANNUAL REPORT
                                 JUNE 30, 2010

                              SMALL-CAP GROWTH FUND

                            TELEPHONE: (800) 497-2960

                              www.RoxburyFunds.com

THE ROXBURY FUNDS
TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ...................................................     3
ROXBURY SMALL-CAP GROWTH FUND
   Investment Review .....................................................     4
   Schedule of Investments ...............................................     6
FINANCIAL STATEMENTS
   Statement of Assets and Liabilities ...................................     8
   Statement of Operations ...............................................     9
   Statements of Changes in Net Assets ...................................    10
FINANCIAL HIGHLIGHTS .....................................................    11
NOTES TO FINANCIAL STATEMENTS ............................................    12
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    15
ADDITIONAL INFORMATION
   Tax Information .......................................................    16
FUND EXPENSE EXAMPLES ....................................................    17
TRUSTEES AND OFFICERS ....................................................    18

THE ROXBURY FUNDS
LETTER TO SHAREHOLDERS

(PHOTO OF BRIAN C. BEH)
BRIAN C. BEH
President, The Roxbury Funds

DEAR SHAREHOLDERS,

     It appears as if the beginnings of an economic recovery are starting to take hold, albeit in fits and starts. Following a bubble and financial panic unlike any of us has ever seen, U.S. corporations seem to be getting their feet underneath themselves and are starting to move forward. Over the last 2 to 4 quarters, corporate earnings have, on average, been better than what most forecasters were predicting. Many corporations reduced costs substantially, primarily through layoffs, and refocused on core product lines. This has helped them get back on a better financial track, but have been one of the reasons we continue to run at very high unemployment rates. The strong macro-economic headwinds will be blowing for many years. That will likely make this economic recovery slower to materialize. As we talked about in our last letter, the effects of the massive amounts of liquidity and stimulus that have been pumped into our economic system will be with us for years and very difficult to quantify. As a country we can't continue to spend 150% of what we take in. It is simply unsustainable. How we bridge this gap, through either cuts in spending and/or increases in revenue, will be critically important to investors everywhere.

     For the fiscal year ending June 30, 2010, investors in the Roxbury Small-Cap Growth Fund realized a return of just over 22%. This is both a strong absolute return as well as a strong relative return versus the Russell 2000(R) Growth Index. Also, over the last year, we fully integrated 2 new members into the Small-Cap Growth portfolio management team. David Swank and Nick Blankl joined Roxbury in April of 2009. Together, with Brian Smoluch and Rob Marvin, they have helped guide the portfolio to very respectable performance. The portfolio's excess return was driven by very good stock selection in both the technology and health care sectors. For more information specific to the strategy, please read the Investment Review from our Small-Cap team on the next page.

     As always, we appreciate the trust you have placed in us as stewards of your capital. We welcome the opportunity to discuss our Fund with you.

Sincerely,


/s/ Brian C. Beh

Brian C. Beh
President
The Roxbury Funds

THE ABOVE COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

SMALL-CAP GROWTH
ROXBURY SMALL-CAP GROWTH FUND

INVESTMENT REVIEW

     HOW DID THE ROXBURY FUND'S SMALL-CAP GROWTH FUND PERFORM DURING THE ANNUAL PERIOD ENDING JUNE 30, 2010?

     During the 12-month period ending June 30, 2010, the Roxbury Small-Cap Growth Fund achieved a total return of 22.14%. This compares to a return of 17.97% for the Russell 2000(R) Growth Index during the same period.

     WHAT KEY FACTORS WERE RESPONSIBLE FOR THE FUND'S PERFORMANCE DURING THE 12-MONTH REPORTING PERIOD?

     Good stock selection in nearly every sector contributed to the Fund's performance during the 12-month reporting period. Effective sector selection also helped add to results for the year relative to the Russell Index, though to a much lesser degree.

     WHICH EQUITY MARKET SECTORS MOST SIGNIFICANTLY AFFECTED FUND PERFORMANCE?

     Good equity selection in most sectors added to the positive performance for the 12-month period. Specifically, stock selection in the information technology, health care and energy sectors were the major contributors to the positive performance for the Fund. Additionally, an overweight allocation to information technology and health care as well as an underweighted allocation to the consumer discretionary sector contributed positively to the Fund's results.

     Detracting most from the Fund's performance for the period was weak stock selection in the consumer discretionary sector. However, the underweight to this sector helped offset some of the effects of the stock selection weakness.

     WHAT ARE YOU EXPECTING FROM THE EQUITY MARKETS OVER THE UPCOMING YEAR?

     We continue to be optimistic about the relative performance opportunities for higher quality growth stocks in the small-cap universe. In fact, we think we are beginning to see the signs of quality and growth stocks leading the way. In the second quarter of 2010, the Russell 2000(R) Index saw lower quality (companies with no earnings and low returns of equity) decline more than 15%, while higher quality stocks were down much less.

     Companies that continue to manage their business effectively through an economic slowdown or possible double dip recession are likely to see the largest gains in their future earnings streams. It is these high quality, growing businesses that we seek to identify and own at appropriate valuations. We are confident in our time-tested investment philosophy and look forward to discovering promising companies of the future.

Very truly yours,

Nick A. Blankl, CFA                     Robert Marvin, CFA
Portfolio Manager/Analyst               Portfolio Manager/Analyst


/s/ Nick A. Blankl                      /s/ Robert Marvin


Brian Smoluch, CFA                      David G. Swank, CFA
Portfolio Manager/Analyst               Portfolio Manager/Analyst


/s/ Brian Smoluch                       /s/ David G. Swank

THE FOLLOWING TABLES ARE FOR THE YEAR ENDED JUNE 30, 2010:

TOP TEN HOLDINGS (UNAUDITED)                 % OF PORTFOLIO
----------------------------                 --------------
SXC Health Solutions Corp.                         3.1%
Power-One, Inc.                                    2.5%
Emergency Medical Services Corp. - Class A         2.4%
Dendreon Corp.                                     2.1%
SBA Communications Corp. - Class A                 2.0%
United Therapeutics Corp.                          2.0%
Whiting Petroleum Corp.                            1.9%
Acxiom Corp.                                       1.9%
Aegean Marine Petroleum Network, Inc.              1.8%
GeoEye, Inc.                                       1.8%

SECTOR BREAKDOWN (UNAUDITED)                 % OF PORTFOLIO
----------------------------                 --------------
Common Stock
Information Technology                            30.0%
Health Care                                       21.4%
Industrials                                       14.6%
Consumer Discretionary                            13.5%
Financials                                         5.1%
Short-Term Investments                             4.9%
Telecommunication Services                         3.5%
Energy                                             2.9%
Consumer Staples                                   2.6%
Materials                                          1.5%
TOTAL                                            100.0%

PORTFOLIO STATISTICS (UNAUDITED)

Number of Holdings                                   86
Market Cap (wtd. Median, mil.)                   $1,200
Price / Book Value (wtd.Avg.)                       2.0x
Price / Earnings (wtd.Avg.)                        17.5x
Beta                                               1.03
Standard Deviation                                25.45%
Portfolio Turnover                                  194%

QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available electronically on the SEC's website at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call (202) 551-8090.

Portfolio holdings are subject to change at any time.

                          ROXBURY SMALL-CAP GROWTH FUND
Comparison of Change in Value of a Hypothetical $100,000 Investment* (Unaudited)

                               (PERFORMANCE GRAPH)

              Roxbury Small Cap
                Growth Fund --     Russell 2000(R)
            Institutional Shares    Growth Index
            --------------------   ---------------
1/2/2003           100000               100000
6/30/2003          119330               127600
6/30/2004          154902               171839
6/30/2005          167589               174468
6/30/2006          191571               206169
6/30/2007          230230               235610
6/30/2008          209095               193035
6/30/2009          151008               146900
6/30/2010          177450               179423

The following table compares the performance of the Roxbury Small-Cap Growth Fund and the Russell 2000(R) Growth Index for the periods ended June 30.

         Average Annual Total Return For the Periods Ended June 30, 2010

                                                                            SINCE
                                                     1 YEAR   5 YEARS   INCEPTION(1)
                                                     ------   -------   ------------
Roxbury Small-Cap Growth Fund Institutional Shares   22.14%    0.56%        8.12%
Russell 2000(R) Growth Index(2)                      17.97%    1.17%        7.61%

     FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES: GROSS 1.47%, NET 1.25%.

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960.

     The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

     Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid.

     The Roxbury Funds are distributed by Professional Funds Distributor, LLC.

(1)  The Institutional Shares commenced operations on January 2, 2003.

(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index measures the performance of 2,000 companies in the small capitalization segment of the U.S. equity market.

(3) The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2009 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net
     Expense: Expenses reduced by a contractual fee waiver through December 31, 2020. Gross expenses do not reflect the effect of a contractual fee waiver.

SMALL-CAP GROWTH
ROXBURY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2010

                                                                              Value
                                                                 Shares      (Note 2)
                                                               ---------   -----------
COMMON STOCK - 76.0%
   CONSUMER DISCRETIONARY - 10.8%
      AUTO COMPONENTS - 0.2%
         Amerigon, Inc.* ...................................      24,260   $   179,039
                                                                           -----------
      DIVERSIFIED CONSUMER SERVICES - 1.0%
         Coinstar, Inc.* ...................................      21,040       904,089
                                                                           -----------
      HOTELS, RESTAURANTS & LEISURE - 1.7%
         Bally Technologies, Inc.* .........................      21,060       682,133
         Texas Roadhouse, Inc. - Class A* ..................      70,760       892,991
                                                                           -----------
                                                                             1,575,124
                                                                           -----------
      HOUSEHOLD DURABLES - 0.4%
         La-Z-Boy, Inc.* ...................................      51,235       380,676
                                                                           -----------
      INTERNET & CATALOG RETAIL - 0.6%
         drugstore.com, Inc.* ..............................     178,660       550,273
                                                                           -----------
      MEDIA - 0.5%
         Entercom Communications Corp. - Class A* ..........      52,305       461,330
                                                                           -----------
      MULTI-LINE RETAIL - 1.2%
         Big Lots, Inc.* ...................................      36,170     1,160,695
                                                                           -----------
      SPECIALTY RETAIL - 4.3%
         Citi Trends, Inc.* ................................      31,630     1,041,892
         GameStop Corp. - Class A* .........................      47,910       900,229
         RadioShack Corp. ..................................      45,180       881,462
         Tractor Supply Co. ................................      20,665     1,259,945
                                                                           -----------
                                                                             4,083,528
                                                                           -----------
      TEXTILES, APPAREL & LUXURY GOODS - 0.9%
         Wolverine World Wide, Inc. ........................      34,455       868,955
                                                                           -----------
      TOTAL CONSUMER DISCRETIONARY .........................                10,163,709
                                                                           -----------
   CONSUMER STAPLES - 2.1%
      BEVERAGES - 1.4%
         Heckmann Corp.* ...................................     275,115     1,276,534
                                                                           -----------
      FOOD & STAPLES RETAILING - 0.7%
         United Natural Foods, Inc.* .......................      23,714       708,574
                                                                           -----------
      TOTAL CONSUMER STAPLES ...............................                 1,985,108
                                                                           -----------
   ENERGY - 2.3%
      ENERGY, EQUIPMENT & SERVICES - 0.4%
         Key Energy Services, Inc.* ........................      44,500       408,510
                                                                           -----------
      OIL, GAS & CONSUMABLE FUELS - 1.9%
         InterOil Corp.* ...................................       7,565       335,962
         Whiting Petroleum Corp.* ..........................      18,230     1,429,597
                                                                           -----------
                                                                             1,765,559
                                                                           -----------
      TOTAL ENERGY .........................................                 2,174,069
                                                                           -----------
   FINANCIALS - 4.1%
      COMMERCIAL BANKS - 1.9%
         Banner Corp. ......................................     338,175       669,586
         Umpqua Holdings Corp. .............................      93,465     1,072,978
                                                                           -----------
                                                                             1,742,564
                                                                           -----------

                                                                              Value
                                                                 Shares      (Note 2)
                                                               ---------   -----------
COMMON STOCK - continued
      CONSUMER FINANCE - 1.4%
         First Cash Financial Services, Inc.* ..............      61,910   $ 1,349,638
                                                                           -----------
      REAL ESTATE INVESTMENT TRUSTS - 0.8%
         Alexandria Real Estate Equities, Inc. .............      11,950       757,272
                                                                           -----------
      TOTAL FINANCIALS .....................................                 3,849,474
                                                                           -----------
   HEALTH CARE - 17.1%
      BIOTECHNOLOGY - 3.3%
         Dendreon Corp.* ...................................      48,495     1,567,843
         United Therapeutics Corp.* ........................      31,015     1,513,842
                                                                           -----------
                                                                             3,081,685
                                                                           -----------
      HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
         Dynavox, Inc. - Class A* ..........................      50,230       804,182
         Quidel Corp.* .....................................      53,415       677,836
         Sirona Dental Systems, Inc.* ......................      33,935     1,182,295
                                                                           -----------
                                                                             2,664,313
                                                                           -----------
      HEALTH CARE PROVIDERS & SERVICES - 8.5%
         AMERIGROUP Corp.* .................................      27,745       901,158
         Bio-Reference Laboratories, Inc.* .................      38,390       851,106
         BioScrip, Inc.* ...................................      80,680       422,763
         Catalyst Health Solutions, Inc.* ..................      31,855     1,098,997
         Community Health Systems, Inc.* ...................      22,735       768,670
         Emergency Medical Services Corp. - Class A* .......      36,170     1,773,415
         Hanger Orthopedic Group, Inc.* ....................       7,750       139,190
         MEDNAX, Inc.* .....................................      23,180     1,289,040
         VCA Antech, Inc.* .................................      31,710       785,140
                                                                           -----------
                                                                             8,029,479
                                                                           -----------
      HEALTH CARE TECHNOLOGY - 2.5%
         SXC Health Solutions Corp.* .......................      32,255     2,362,679
                                                                           -----------
      TOTAL HEALTH CARE ....................................                16,138,156
                                                                           -----------
   INDUSTRIALS - 11.7%
      AEROSPACE & DEFENSE - 2.9%
         BE Aerospace, Inc.* ...............................      37,150       944,724
         GeoEye, Inc.* .....................................      43,639     1,358,918
         Global Defense Technology & Systems, Inc.* ........      35,270       450,398
                                                                           -----------
                                                                             2,754,040
                                                                           -----------
      AIR FREIGHT & LOGISTICS - 1.1%
         Atlas Air Worldwide Holdings, Inc.* ...............      22,065     1,048,087
                                                                           -----------
      COMMERCIAL SERVICES & SUPPLIES - 0.9%
         Higher One Holdings, Inc.* ........................      57,050       827,225
                                                                           -----------
      MACHINERY - 0.7%
         ESCO Technologies, Inc. ...........................      24,050       619,288
                                                                           -----------
      MARINE - 0.6%
         Baltic Trading, Ltd.* .............................      50,285       571,740
                                                                           -----------
      PROFESSIONAL SERVICES - 0.7%
         Korn/ Ferry International* ........................      48,790       678,181
                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS JUNE 30, 2010 continued

                                                                              Value
                                                                 Shares      (Note 2)
                                                               ---------   -----------
COMMON STOCK - continued
      ROAD & RAIL - 3.3%
         Genesee & Wyoming, Inc. - Class A* ................      22,650   $   845,072
         Landstar System, Inc. .............................      17,830       695,192
         Old Dominion Freight Line, Inc.* ..................      23,515       826,317
         Roadrunner Transportation Systems, Inc.* ..........      54,910       780,271
                                                                           -----------
                                                                             3,146,852
                                                                           -----------
      TRANSPORTATION INFRASTRUCTURE - 1.5%
         Aegean Marine Petroleum Network, Inc. .............      68,215     1,362,936
                                                                           -----------
      TOTAL INDUSTRIALS ....................................                11,008,349
                                                                           -----------
   INFORMATION TECHNOLOGY - 23.9%
      COMMUNICATIONS EQUIPMENT - 7.3%
         Aruba Networks, Inc.* .............................      58,455       832,399
         DG Fastchannel, Inc.* .............................      36,650     1,194,057
         Finisar Corp.* ....................................      61,795       920,746
         JDS Uniphase Corp.* ...............................     106,045     1,043,483
         Oclaro, Inc.* .....................................      28,745       318,782
         Powerwave Technologies, Inc.* .....................     433,680       667,867
         RADWARE, Ltd.* ....................................      35,975       736,408
         Sonus Networks, Inc.* .............................     434,875     1,178,511
                                                                           -----------
                                                                             6,892,253
                                                                           -----------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.7%
         Fabrinet* .........................................      57,505       615,304
         Littelfuse, Inc.* .................................      31,235       987,338
         Power-One, Inc.* ..................................     281,420     1,899,585
                                                                           -----------
                                                                             3,502,227
                                                                           -----------
      INTERNET SOFTWARE & SERVICES - 2.3%
         DealerTrack Holdings, Inc.* .......................      37,100       610,295
         Internap Network Services Corp.* ..................     254,335     1,060,577
         KIT Digital, Inc.* ................................      63,140       556,895
                                                                           -----------
                                                                             2,227,767
                                                                           -----------
      IT SERVICES - 2.2%
         Acxiom Corp.* .....................................      95,230     1,398,929
         MAXIMUS, Inc. .....................................      11,110       642,936
                                                                           -----------
                                                                             2,041,865
                                                                           -----------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
         Cavium Networks, Inc.* ............................      25,080       656,845
         JinkoSolar Holding Co., Ltd., ADR* ................      32,410       314,377
         Lattice Semiconductor Corp.* ......................     154,235       669,380
         Mindspeed Technologies, Inc.* .....................      61,845       463,219
         O2Micro International, Ltd., ADR* .................      91,625       544,253
         Omnivision Technologies, Inc.* ....................      39,895       855,349
         Spreadtrum Communications, Inc., ADR* .............      70,465       580,632
         Veeco Instruments, Inc.* ..........................      17,350       594,758
                                                                           -----------
                                                                             4,678,813
                                                                           -----------

                                                                              Value
                                                                 Shares      (Note 2)
                                                               ---------   -----------
COMMON STOCK - continued
      SOFTWARE - 3.4%
         Advent Software, Inc.* ............................       2,680   $   125,853
         CommVault Systems, Inc.* ..........................      46,624     1,049,040
         NetScout Systems, Inc.* ...........................      51,845       737,236
         Smith Micro Software, Inc.* .......................      62,380       593,234
         Sonic Solutions, Inc.* ............................      57,400       479,290
         Telenav, Inc.* ....................................      24,985       209,624
                                                                           -----------
                                                                             3,194,277
                                                                           -----------
      TOTAL INFORMATION TECHNOLOGY .........................                22,537,202
                                                                           -----------
   MATERIALS - 1.2%
      CHEMICALS - 0.4%
         Methanex Corp. ....................................      17,323       341,090
                                                                           -----------
      PAPER & FOREST PRODUCTS - 0.8%
         Schweitzer-Mauduit International, Inc. ............      15,455       779,705
                                                                           -----------
      TOTAL MATERIALS ......................................                 1,120,795
                                                                           -----------
   TELECOMMUNICATION SERVICES - 2.8%
      WIRELESS TELECOMMUNICATION SERVICES - 2.8%
         SBA Communications Corp. - Class A* ...............      44,830     1,524,668
         Syniverse Holdings, Inc.* .........................      54,155     1,107,470
                                                                           -----------
                                                                             2,632,138
                                                                           -----------
         TOTAL TELECOMMUNICATION SERVICES ..................                 2,632,138
                                                                           -----------
         TOTAL COMMON STOCK
            (COST $67,528,175) .............................                71,609,000
                                                                           -----------
SHORT-TERM INVESTMENTS - 3.9%
            BlackRock Liquidity Funds
               TempCash Portfolio - Institutional Series
               (seven day effective yield 0.21%) ...........   1,828,560     1,828,560
            BlackRock Liquidity Funds
              TempFund Portfolio - Institutional Series
              (seven day effective yield 0.18%) ............   1,828,561     1,828,561
                                                                           -----------
         TOTAL SHORT-TERM INVESTMENTS
            (COST $3,657,121) ..............................                 3,657,121
                                                                           -----------
         TOTAL INVESTMENTS
            (COST $71,185,296)+ - 79.9% ....................                75,266,121
         OTHER ASSETS IN EXCESS OF LIABILITIES - 20.1% .....                18,940,669
                                                                           -----------
         NET ASSETS - 100.0% ...............................               $94,206,790
                                                                           ===========

----------
ADR  American Depositary Receipt

*    Non-income producing security.

+ The cost for federal income tax purposes is $72,866,494. At June 30, 2010, net unrealized appreciation was $2,399,627. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,050,332 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,650,705.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
ROXBURY SMALL-CAP GROWTH FUND
June 30, 2010

ASSETS:
Investments in securities, at value* ......................................   $ 75,266,121
Receivable for fund shares sold ...........................................         10,155
Receivable for investments sold ...........................................     22,658,828
Dividends and interest receivable .........................................         16,311
Other assets ..............................................................         49,483
                                                                              ------------
Total assets ..............................................................     98,000,898
                                                                              ------------
LIABILITIES:
Payable for fund shares redeemed ..........................................         65,908
Payable for investments purchased .........................................      3,596,076
Accrued advisory fee ......................................................         69,119
Other accrued expenses ....................................................         63,005
                                                                              ------------
Total liabilities .........................................................      3,794,108
                                                                              ------------
NET ASSETS ................................................................   $ 94,206,790
                                                                              ============
NET ASSETS CONSIST OF:
Par value .................................................................   $     71,179
Paid-in capital ...........................................................    139,916,381
Accumulated net investment loss ...........................................        (10,326)
Accumulated net realized loss on investments ..............................    (49,851,269)
Net unrealized appreciation of investments ................................      4,080,825
                                                                              ------------
NET ASSETS ................................................................   $ 94,206,790
                                                                              ============
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...................................................   $ 94,206,790
                                                                              ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...................................................      7,117,854
PER SHARE:
Institutional Shares (net asset value, offering and redemption price**) ...   $      13.24
                                                                              ============
----------
*   Investments at cost ...................................................   $ 71,185,296
                                                                              ============

**  Redemption price will vary based on length of time shares are held.
    See Note 6.

STATEMENT OF OPERATIONS
ROXBURY SMALL-CAP GROWTH FUND
For the Year Ended June 30, 2010

INVESTMENT INCOME:
   Dividends ..............................................................   $   323,675
   Foreign tax withheld ...................................................        (4,045)
                                                                              -----------
      Total investment income .............................................       319,630
                                                                              -----------
EXPENSES:
   Advisory fees ..........................................................       980,455
   Administration and accounting fees .....................................       114,606
   Professional fees ......................................................        93,656
   Transfer agent fees ....................................................        60,711
   Trustees' fees .........................................................        34,356
   Custody fees ...........................................................        28,024
   Registration fees ......................................................        25,822
   Reports to shareholders ................................................        23,452
   Other ..................................................................        64,873
                                                                              -----------
      Total expenses before fee waivers and expense reimbursements ........     1,425,955
                                                                              -----------
      Advisory fees waived/expenses reimbursed ............................      (200,387)
                                                                              -----------
      Total expenses, net .................................................     1,225,568
                                                                              -----------
   Net investment loss ....................................................      (905,938)
                                                                              -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain on investments .......................................    24,994,195
   Net change in unrealized appreciation (depreciation) on investments ....    (6,345,676)
                                                                              -----------
   Net gain on investments ................................................    18,648,519
                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................   $17,742,581
                                                                              ===========

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                           Roxbury Small-Cap
                                                              Growth Fund
                                                             For the Years
                                                             Ended June 30,
                                                      ---------------------------
                                                          2010           2009
                                                      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss ............................   $   (905,938)  $   (938,748)
   Net realized gain/(loss) on investments ........     24,994,195    (47,344,532)
   Net change in unrealized appreciation/
      (depreciation) on investments ...............     (6,345,676)    (1,211,701)
                                                      ------------   ------------
Net increase/(decrease) in net assets resulting
   from operations ................................     17,742,581    (49,494,981)
                                                      ------------   ------------
Distributions to shareholders from:
   Tax return of capital:
      Institutional shares ........................             --        (30,722)
                                                      ------------   ------------
      Total Distributions .........................             --        (30,722)
                                                      ------------   ------------
Fund share transactions:
   Institutional Class
      Proceeds from shares sold ...................     18,822,083     16,322,357
      Cost of shares issued on reinvestment of
         distributions ............................             --         23,098
      Redemption fees .............................         11,095             --
      Cost of shares redeemed .....................    (19,552,178)   (58,620,389)
   Investor Class
      Proceeds from shares sold ...................             --          3,500
      Cost of shares redeemed .....................             --       (365,163)
                                                      ------------   ------------
Net decrease in net assets from Fund share
   transactions ...................................       (719,000)   (42,636,597)
                                                      ------------   ------------
Total increase/(decrease) in net assets ...........     17,023,581    (92,162,300)
NET ASSETS:
Beginning of year .................................     77,183,209    169,345,509
                                                      ------------   ------------
End of year .......................................   $ 94,206,790   $ 77,183,209
                                                      ============   ============
Accumulated net investment loss ...................   $    (10,326)  $    (10,326)
                                                      ============   ============
Capital share transactions:
   Institutional Class
      Shares sold .................................      1,410,825      1,541,220
      Shares reinvested ...........................             --          2,680
      Shares redeemed .............................     (1,411,799)    (6,271,964)
                                                      ------------   ------------
Net decrease ......................................           (974)    (4,728,064)
                                                      ============   ============
Investor Class
      Shares sold .................................             --            257
      Shares redeemed .............................             --        (33,801)
                                                      ------------   ------------
Net decrease ......................................             --        (33,544)
                                                      ============   ============

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                             For the Years Ended June 30,
                                                               --------------------------------------------------------
                                                                 2010        2009        2008        2007        2006
                                                               -------     -------     --------    --------    --------
SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES(1)
NET ASSET VALUE -- BEGINNING OF YEAR .......................   $ 10.84     $ 14.25     $  20.69    $  19.62    $  16.66
                                                               -------     -------     --------    --------    --------
INVESTMENT OPERATIONS:
   Net investment loss(2) ..................................     (0.12)      (0.10)       (0.13)      (0.19)      (0.15)
   Net realized and unrealized gain/(loss) on investments ..      2.52       (3.31)       (3.27)       2.87        3.17
                                                               -------     -------     --------    --------    --------
   Total from investment operations ........................      2.40       (3.41)       (3.40)       2.68        3.02
                                                               -------     -------     --------    --------    --------
DISTRIBUTIONS:
   From net realized gains .................................        --          --        (3.04)      (1.61)      (0.06)
   From tax return of capital ..............................        --          --(3)        --          --          --
                                                               -------     -------     --------    --------    --------
   Total distributions .....................................        --          --        (3.04)      (1.61)      (0.06)
REDEMPTION FEES ............................................        --(3)       --           --          --          --
                                                               -------     -------     --------    --------    --------
NET ASSET VALUE -- END OF YEAR .............................   $ 13.24     $ 10.84     $  14.25    $  20.69    $  19.62
                                                               =======     =======     ========    ========    ========
TOTAL RETURN ...............................................     22.14%     (23.90)%     (18.07)%     14.28%      18.17%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including waivers/reimbursements .....................      1.25%       1.25%        1.25%       1.25%       1.24%
      Excluding waivers/reimbursements .....................      1.45%       1.47%        1.36%       1.26%       1.25%
   Net investment loss .....................................     (0.92)%     (0.89)%      (0.77)%     (0.95)%     (0.78)%
   Portfolio turnover rate .................................       194%        163%         167%        159%        144%
   Net assets at the end of year (000 omitted) .............   $94,207     $77,183     $168,873    $217,391    $198,835

----------
(1) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3)  Amount is less than $0.01.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. Roxbury Small-Cap Growth Fund ("Small-Cap Growth Fund") (the "Fund") is a series of The Roxbury Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company and was organized as a Delaware statutory trust on April 4, 2006. The fiscal year end for the Fund is June 30th.

     As of June 30, 2010, the Fund offers one class of shares: Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

     SECURITY VALUATION. Securities held by the Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

     FAIR VALUE MEASUREMENTS. The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:

                                                             LEVEL 2
                                                              OTHER         LEVEL 3
                                 TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                             JUNE 30, 2010      PRICE         INPUTS        INPUTS
                             -------------   -----------   -----------   ------------
Investments in Securities*    $75,266,121    $75,266,121       $--            $--

* Common stocks and short-term investments are level 1. Please refer to schedule of investments for industry or sector breakout.

     FEDERAL INCOME TAXES. The Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     Management has analyzed the Fund's tax positions taken on Federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for Federal income tax is required in the Fund's financial statements. The Fund's Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Fund records expenses on an accrual basis. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets or other relative basis.

     DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying notes are an integral part of the financial statements.

     NEW ACCOUNTING PRONOUNCEMENT. In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") serves as investment adviser to the Fund. For its services, Roxbury receives a fee from the Fund at an annual rate as follows:

                                         % of Average Daily Net Assets
                               -------------------------------------------------
Small-Cap Growth Fund ......   1.00% up to $1 billion; 0.95% of next $1 billion;
                               and 0.90% in excess of $2 billion

     Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed the following percentage of average daily net assets:

                               Expense Cap    Expiration Date
                               -----------   -----------------
Small-Cap Growth Fund
   Institutional Shares ....      1.25%      December 31, 2020

     COMPENSATION OF TRUSTEES AND OFFICERS. The Fund pays each Trustee who is not an interested person of the Fund a fee of $5,000 per year plus $2,000 for each Board meeting attended in person and $200 for each special Board or committee meeting attended by telephone. Each Trustee is reimbursed for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Chairman is paid an additional fee of $1,000 per year. Trustees of the Fund who are employees or Officers of Roxbury do not receive any compensation from the Fund. The Fund pays the Chief Compliance Officer a fee of $8,000 per year.

4. OTHER SERVICES PROVIDERS. PNC Global Investment Servicing (U.S.) Inc. ("PNC"), provides administrative and accounting services to the Fund pursuant to an Accounting and Administrative Services Agreement.

     PFPC Trust Company serves as custodian to the Trust pursuant to a Custodian Services Agreement.

     On July 1, 2010, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc., was sold to The Bank of New York Mellon Corporation (BNY Mellon) ("Stock Sale"). The Stock Sale included PNC Global Investment Servicing (U.S.) Inc. and PFPC Trust Company. Effective July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

5. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) were as follows:

                    Small-Cap
                   Growth Fund
                  ------------
Purchases .....   $177,458,890
Sales .........    197,983,257

6. REDEMPTION FEES. In accordance with the prospectus, the Fund charges a redemption fee of 1% on proceeds from shares redeemed within 60 days following their acquisition. The redemption fee is included as a separate line item under the Fund share transactions section on the Statements of Changes in Net Assets.

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. On June 30, 2010, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses.

THE ROXBURY FUNDS
NOTES TO FINANCIAL STATEMENTS continued

                                                           Small-Cap
                                                          Growth Fund
                                                          -----------
Paid-in Capital .......................................    $(905,938)
Undistributed net investment income (loss) ............      905,938
Accumulated net realized gain (loss) on investments ...           --

     The tax character of distributions paid during the years ended June 30, 2010 and June 30, 2009 was as follows:

                               Year Ended      Year Ended
                             June 30, 2010   June 30, 2009
                             -------------   -------------
SMALL-CAP GROWTH FUND
Ordinary income ..........        $--           $    --
Long-term capital gains ..         --                --
Return of capital ........         --            30,722
                                  ---           -------
   Total distributions ...        $--           $30,722
                                  ===           =======

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for Federal tax purposes.

     Under Federal tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2010, the Small-Cap Growth Fund incurred no post-October capital losses.

     As of June 30, 2010, the components of accumulated earnings on a tax basis were as follows:

                                                  Small-Cap
                                                 Growth Fund
                                                ------------
Undistributed ordinary income ...............   $         --
Capital loss carryforwards ..................    (48,170,071)
Post-October capital losses .................             --
Net unrealized appreciation on investments ..      2,399,627
Other temporary differences .................        (10,326)
                                                ------------
Total accumulated deficit ...................   $(45,780,770)
                                                ============

     The differences between book basis and tax basis components of accumulated deficit are primarily attributable to the deferral of losses on wash sales. For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2010, the Small-Cap Growth Fund has a capital loss carryforward of $48,170,071 of which $37,463,706 and $10,706,365 will expire on June 30, 2017 and June 30, 2018, respectively.

8. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

9. SUBSEQUENT EVENT. Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

THE ROXBURY FUNDS
REPORT TO SHAREHOLDERS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Roxbury Funds and the Shareholders of The Roxbury Small-Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities of the Roxbury Small-Cap Growth Fund, a series of The Roxbury Funds (the "Fund"), including the schedule of investments, as of June 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 2006 were audited by other auditors whose report dated August 11, 2006 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Roxbury Small-Cap Growth Fund as of June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and its financial highlights for each of the years in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                            (BBD, LLP)

                                            BBD, LLP

Philadelphia, Pennsylvania
August 17, 2010

THE ROXBURY FUNDS
ADDITIONAL INFORMATION

TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2010, certain dividends may be subject to a maximum tax rate of 15%, as qualified dividend income ("QDI") under the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends (dividend income plus short-term gains, if any) may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

In addition, for corporate shareholders, a percentage of their ordinary income distributions qualifies for the dividends-received deduction ("DRD").

For the fiscal year ended June 30, 2010, the Small-Cap Growth Fund has no qualifying QDI or DRD since it did not pay any ordinary income dividends during the year.

In January 2011, shareholders of the Fund will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2010, including any distributions paid between July 1, 2010 and December 31, 2010.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 1-800-497-2960. Information regarding how the Fund voted proxies related to portfolio securities during the 12-month period ended June 30, 2010 is available without charge, upon request, by calling 1-800-497-2960. This information is also available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

THE ROXBURY FUNDS
FUND EXPENSE EXAMPLES

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you may incur transaction costs, such as redemption fees, and ongoing costs, including management fees and other Fund expenses. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JANUARY 1, 2010 TO JUNE 30, 2010

EXPENSE TABLE

                                                       Beginning     Ending                 Expenses
                                                        Account     Account    Annualized     Paid
                                                         Value       Value       Expense     During
                                                        01/01/10    06/30/10      Ratio      Period*
                                                       ---------   ---------   ----------   --------
Roxbury Small-Cap Growth Fund - Institutional Shares
Actual Fund Return .................................   $1,000.00   $  971.40      1.25%       $6.11
Hypothetical 5% Return Before Expenses .............    1,000.00    1,018.52      1.25         6.28

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half-year period).

THE ROXBURY FUNDS
TRUSTEES AND OFFICERS (UNAUDITED)

The Trust is governed by a Board of Trustees (the "Trustees"). The primary responsibilities of the Trustees of the Trust are to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment adviser, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust's investment adviser or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and Officers and is available, without charge, upon request, by calling (800) 497-2960 or by visiting the Fund's website at www.RoxburyFunds.com.

INTERESTED AND INDEPENDENT TRUSTEES OF THE TRUST

The following table sets forth certain information with respect to the Trustees of the Trust:

                               INTERESTED TRUSTEE

                                                                                        Number of
                                        Term of                                       Funds in Fund       Other
                   Position(s)      Office (1) and                                       Complex      Directorships
 Name, Address      Held with       Length of Time       Principal Occupation(s)       Overseen by       Held by
    and Age           Trust             Served            During Past Five Years         Trustee       Trustee (2)
--------------   ---------------   ----------------   -----------------------------   -------------   -------------
                                                 INTERESTED TRUSTEE
BRIAN C. BEH(3)  Trustee and       Since April 2006   President and Chief                    1             None
Age 47           President                            Executive Officer of
                                                      Roxbury Capital
                                                      Management, LLC, since
                                                      2007; President of Roxbury
                                                      Capital Management, LLC,
                                                      from 2003 to 2007;
                                                      Director of Marketing,
                                                      Roxbury Capital
                                                      Management, LLC from
                                                      1999 to 2002.

                                                INDEPENDENT TRUSTEES

KENNETH GUDORF   Trustee and       Since June 2006    CEO, Agio Capital                      1              None
Age 71           Chairman of the                      Partners I, L.P.
                 Board                                (private investment
                                                      company).

JOHN OTTERLEI    Trustee           Since June 2006    Chief Investment Officer,              1              None
Age 61                                                Bush Foundation, since
                                                      2010; Managing Director,
                                                      Investments, from 2008 to
                                                      2009; Independent
                                                      Financial Advisor, from
                                                      2005 to 2008; Senior
                                                      Managing Director, Piper
                                                      Jaffray (financial services),
                                                      from 2004 to 2005.

----------
(1) Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2) Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act.

(3) Brian C. Beh is an "Interested Trustee" by reason of his position as President and Chief Executive Officer of, and his ownership interest in, Roxbury Capital Management, LLC, the investment adviser to the Trust.

OFFICERS OF THE TRUST

The following table sets forth certain information with respect to the Officers of the Trust:

                                                             Term of
                                                          Office(1) and
       Name, Address                Position(s)           Length of Time             Principal Occupation(s)
          and Age                 Held with Trust             Served                  During Past Five Years
---------------------------   -----------------------   -----------------   -----------------------------------------
LANCE P. SIMPSON              Treasurer and Chief       Since June 2008     Controller, Roxbury Capital Management,
Age 31                        Compliance Officer        and May 2009        LLC, since 2007; Accountant, Work Rite
                                                                            Uniform, from 2005 to 2007; Negotiator,
                                                                            Countrywide Financial, from 2001 to 2005.

MICHAEL P. MALLOY             Secretary                 Since May 2007      Partner in the law firm Drinker Biddle &
Drinker Biddle & Reath LLP                                                  Reath LLP.
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
Age 51

MEGAN E. EDWARDS              Assistant Secretary and   Since August 2010   Senior Compliance Analyst, Roxbury
Age 37                        Anti-Money Laundering                         Capital Management, LLC, since February
                              Compliance Officer                            2010; Compliance Analyst, Deephaven
                                                                            Capital Management, from 2008 to 2009;
                                                                            Compliance Risk Analyst GMAC ResCap,
                                                                            from 2004 to 2008.

----------
(1) Each officer shall serve until his or her resignation is accepted by the Trustees, and his or her successor is chosen, elected and qualified, or until he or she dies or is removed. Any officer may be removed by the affirmative vote of a majority of the Trustees at any time, with or without cause.

                            (THE ROXBURY FUNDS LOGO)
                DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)

This report is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund. Shares of The Roxbury Funds are distributed by Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406.

                                                                         JUNE 10

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition set forth in paragraph (b) of this Item.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's Board of Trustees has determined that Kenneth Gudorf and John Otterlei each qualify to serve as an audit committee financial expert serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for the fiscal years ended June 30, 2010 and June 30, 2009 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $17,000 and $17,000, respectively.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in the fiscal years ended June 30, 2010 and June 30, 2009 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0, respectively.

TAX FEES

     (c) The aggregate fees billed in the fiscal years ended June 30, 2010 and June 30, 2009 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $1,500 and $1,500 respectively. Fees were for the review of federal and state income tax returns and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in the fiscal years ended June 30, 2010 and June 30, 2009 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item are $0 and $0, respectively.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pursuant to its charter, the Trust's Audit Committee must review and approve in advance the engagement of the independent accountants, including each audit and non-audit service permitted by appropriate rules or regulations provided to the Trust and each non-audit service provided to the Trust's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Trust relating to the operations and financial reporting of the Trust. The Committee may delegate the authority to grant such pre-approval to one or more Committee members who are independent Trustees within the meaning of Section 10A(i) of the Securities Exchange Act of 1934, as amended, provided that the decision of such member(s) is presented to the full Committee at its next scheduled meeting. The Committee may approve each audit and non-audit service on a case-by-case basis, and/or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Committee is informed of each service in a timely manner and the policies and procedures do not include delegation of the Committee's responsibilities under the Securities Exchange Act of 1934 to management. The foregoing pre-approval requirement with respect to the provision of non-audit services to the Trust may be waived if (i) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to its independent accountants during the fiscal year in which the non-audit services are provided;
          (ii) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to the waiver of pre-approval requirement in paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were none.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended June 30, 2010 and June 30, 2009 of the registrant was $1,500 and $1,500, respectively.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Roxbury Funds


By (Signature and Title)* /s/ Brian C. Beh
                          --------------------------------
                          Brian C. Beh, President
                          (principal executive officer)

Date August 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Brian C. Beh
                          --------------------------------
                          Brian C. Beh, President
                          (principal executive officer)

Date August 11, 2010


By (Signature and Title)* /s/ Lance Simpson
                          --------------------------------
                          Lance Simpson, Treasurer and CCO
                          (principal financial officer)

Date August 11, 2010

* Print the name and title of each signing officer under his or her signature.